Fair Value Measurement - Rollforward of the fair value measurements (Details) - Level 3 - Business Combination, Contingent Consideration Liability [Member] $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1, 2021	$ 1,660
Fair value adjustments	57
Balance at September 30, 2021	$ 1,717